Equity - Accumulated other comprehensive income, items that will not be reclassified to profit or loss - Actuarial gains or losses on defined benefit benefit pension plans (Details) - EUR (€)
€ in Millions
	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Items not reclassified to profit or loss
Decrease (increase) in actuarial losses	€ (159)
Decrease (increase) in accumulated actuarial losses/profits	(37)
Increase (decrease) in net defined benefit liability (asset) due to evolution of exchange rates	122
UK
Items not reclassified to profit or loss
Decrease (increase) in accumulated actuarial losses/profits	€ (48)
Discount rates	5.92%	5.58%
Other material actuarial assumptions	2.96%	2.90%
Other Regions
Items not reclassified to profit or loss
Decrease (increase) in accumulated actuarial losses/profits	€ 11